JPMorgan U.S. Government Money Market Fund Investment Strategy - Empower Shares [Member] - JPMorgan U.S. Government Money Market Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Main Investment Strategy
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests its assets exclusively in: ●debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and ●repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.The Fund is a money market fund managed in the following manner: ●The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share. ●The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less. ●The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation. ●The Fund invests only in U.S. dollar-denominated securities. ●The Fund seeks to invest in securities that present minimal credit risk. The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above. The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.